                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment                 [ ] Amendment Number: ____
This Amendment (Check only one.):       [ ] is a restatement
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm E. Ashton
Title:  Managing Partner
Phone:  817-488-9632

Signature, Place, and Date of Signing:

  /s/ Malcolm E. Ashton           Southlake, TX               May 15, 2009
-------------------------   -------------------------   -----------------------
      (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1    28-12232    T2 Partners Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:   71,274
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
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
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                             VOTING AUTHORITY
                                TITLE OF               VALUE   SHRS OR                 INVESTMENT  OTHER   -------------------
       NAME OF ISSUER            CLASS        CUSIP   (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106   2,296  156,000   SH      N/A      SOLE           0 156,000     0     0
ANNALY CAP MGMT INC                COM      035710409   4,250  306,400   SH      N/A      SOLE           0 306,400     0     0
APPLE INC                          COM      037833100   3,343   31,800   SH      N/A      SOLE           0  31,800     0     0
CHESAPEAKE ENERGY CORP             COM      165167107   3,035  177,900   SH      N/A      SOLE           0 177,900     0     0
CHIPOTLE MEXICAN GRILL INC        CL B      169656204   3,622   63,200   SH      N/A      SOLE           0  63,200     0     0
CISCO SYS INC                      COM      17275R102   3,871  230,800   SH      N/A      SOLE           0 230,800     0     0
COSTCO WHSL CORP NEW               COM      22160K105   4,308   93,000   SH      N/A      SOLE           0  93,000     0     0
CRAWFORD & CO                     CL A      224633206   1,280  302,600   SH      N/A      SOLE           0 302,600     0     0
E M C CORP MASS                    COM      268648102   3,205  281,100   SH     CALL      SOLE           0     N/A   N/A   N/A
EBAY INC                           COM      278642103   3,144  250,300   SH      N/A      SOLE           0 250,300     0     0
FIFTH STREET FINANCE CORP          COM      31678A103   1,976  255,300   SH      N/A      SOLE           0 255,300     0     0
HECKMANN CORP                      COM      422680108   1,513  313,867   SH      N/A      SOLE           0 313,867     0     0
KHD HUMBOLDT WEDAG INTL LTD        COM      482462108     882  127,700   SH      N/A      SOLE           0 127,700     0     0
LABORATORY CORP AMER HLDGS      NOTE 9/1    50540RAG7   2,515    2,990  PRN      N/A      SOLE           0   2,990     0     0
LABORATORY CORP AMER HLDGS       COM NEW    50540R409   1,205   20,600   SH      N/A      SOLE           0  20,600     0     0
LINN ENERGY LLC               UNIT LTD LIAB 536020100   3,743  251,200   SH      N/A      SOLE           0 251,200     0     0
MICROSOFT CORP                     COM      594918104   3,057  166,400   SH      N/A      SOLE           0 166,400     0     0
MVC CAPITAL INC                    COM      553829102   1,333  158,500   SH      N/A      SOLE           0 158,500     0     0
P F CHANGS CHINA BISTRO INC        COM      69333Y108   2,601  113,700   SH      N/A      SOLE           0 113,700     0     0
PHILIP MORRIS INTL INC             COM      718172109   1,178   33,100   SH      N/A      SOLE           0  33,100     0     0
PICO HLDGS INC                     COM      693366205   2,794   92,900   SH      N/A      SOLE           0  92,900     0     0
PROSPECT CAPITAL CORPORATION       COM      74348T102   2,406  282,400   SH      N/A      SOLE           0 282,400     0     0
SEABRIDGE GOLD INC                 COM      811916105   4,111  181,500   SH      N/A      SOLE           0 181,500     0     0
SPDR GOLD TRUST                 GOLD SHS    78463V107   1,733   19,200   SH      N/A      SOLE           0  19,200     0     0
STAMPS COM INC                   COM NEW    852857200     802   82,700   SH      N/A      SOLE           0  82,700     0     0
STARBUCKS CORP                     COM      855244109   1,299  116,900   SH      N/A      SOLE           0 116,900     0     0
SYNERON MEDICAL LTD              ORD SHS    M87245102   1,618  272,900   SH      N/A      SOLE           0 272,900     0     0
YAHOO INC                          COM      984332106   3,457  269,900   SH      N/A      SOLE           0 269,900     0     0
ZHONGPIN INC                       COM      98952K107     697   78,500   SH      N/A      SOLE           0  78,500     0     0
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